Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

There have been no significant changes from the significant accounting policies disclosed in Note 2 of the “Notes to Consolidated Financial Statements” included in the Annual Report Form 10-K filed with the SEC on June 6, 2025.

The Company did not apply any new accounting policies during the six-month period ended June 30, 2025 other than those noted below.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. On an on-going basis, management evaluates the estimates and judgments, including those related to the selection of useful lives for tangible assets, expected future cash flows from long-lived assets to support impairment tests, the carrying value of goodwill, provisions necessary for accounts receivables and inventory write downs, provisions for legal disputes, and contingencies. Management bases its estimates and judgments on historical experience and on various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates under different assumptions and/or conditions.

Segment Information

Under ASC 280, Segment Reporting, operating segments are defined as components of an enterprise where discrete financial information is available that is evaluated regularly by the chief operating decision-maker (“CODM”), in deciding how to allocate resources and in assessing performance. The Company’s Chief Executive Officer (currently also serving as Interim Chief Financial Officer), Chief Technology Officer, Chief Operating Officer and General Counsel, jointly and collectively serve as CODM, making decisions and managing the Company’s operations as a single operating segment for purposes of allocating resources and evaluating financial performance. For the above reasons, the Company has determined that it operates in one reportable operating segment. The disaggregation of Company’s revenue by geographic location and segment expenses are presented in Note 19.

Cash and Cash Equivalents

Cash and cash equivalents are highly liquid investments with original maturities of three months or less. Cash and cash equivalents consist of cash on hand, deposits held on call with banks and investments in money market funds with original maturities of three months or less at the date of acquisition.

Fair Value Measurements

The Company follows the accounting guidance in ASC 820 for its fair value measurements of financial assets and liabilities measured at fair value on a recurring basis. Fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

The accounting guidance requires fair value measurements be classified and disclosed in one of the following three categories:

●	Level 1: Quoted prices in active markets for identical assets or liabilities.

●	Level 2: Observable inputs other than Level 1 prices, for similar assets or liabilities that are directly or indirectly observable in the marketplace.

●	Level 3: Unobservable inputs which are supported by little or no market activity and that are financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant judgment or estimation.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

Convertible Bond Loan

On May 25, 2022, Advent Technologies S.A (“Advent SA”) and UNI.FUND Mutual Fund (“UNIFUND”) entered into an agreement to finance Cyrus SA (“Cyrus”) with a convertible bond loan (“Bond Loan”) of €1.0 million. As a part of this transaction, Advent SA offered €0.3 million in bond loans with an annual interest rate of 8.00%. The term of the loan is three years and there is a surcharge of 2.5% for overdue interest.

Cyrus business relates to the research and experimental development in natural sciences and mechanics, the construction of pumps and hydrogen compressors and the wholesale of compressors. Hydrogen compressors are a critical part of the Hydrogen Refueling Stations (HRS) to be used by transport applications. Cyrus has developed a prototype Metal Hydride Compressor which offers unique advantages. The proceeds from the Bond Loan are to cover Cyrus’s working capital needs in the context of its operation and the product development.

Mandatory conversion of the Bond Loan will occur in the event of qualified financing which is equivalent to a share capital increase by Cyrus in the first three years from the execution of the Bond Loan agreement with a total amount over €3 million which is covered by third parties unrelated to the basic shareholders or by investors related to them.

The Company classifies the Bond Loan as an available for sale financial asset on the consolidated balance sheets. The Company recognizes interest income within the consolidated statement of operations. For the six months ended June 30, 2025, and 2024, the Company recognized $10 thousand and $14 thousand of interest income related to the Bond Loan within the consolidated statements of operations, respectively.

The Company initially measured the available for sale Bond Loan at the transaction price plus any applicable transaction costs. The Bond Loan is remeasured to its fair value at each reporting period and upon settlement. The estimated fair value of the Bond Loan is determined using Level 3 inputs by using a discounted cash flow model. The change in fair value is recognized within the consolidated statements of comprehensive loss. As of June 30, 2025, the Company has not received any settlement of the convertible bond and continues to fully reserve the Bond Loan as an expected credit loss. The Company did not recognize any unrealized gain / (loss) during the three and six months ended June 30, 2025, or 2024.

2. Summary of Significant Accounting Policies:

Basis of Presentation

The accompanying consolidated financial statements are presented in United States (“U.S.”) dollars and have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.

Principles of Consolidation

The accompanying consolidated financial statements represent the consolidation of the accounts of the Company and its wholly owned subsidiaries.

Subsidiaries: Subsidiaries are those entities in which the Company has an interest of more than one-half of the voting rights or otherwise has power to govern the financial and operating policies of the entity. The acquisition method of accounting is used to account for the acquisition of subsidiaries. The cost of an acquisition is measured as the fair value of the assets given up, shares issued, or liabilities undertaken at the date of acquisition. The excess of the cost of acquisition over the fair value of the net assets acquired and liabilities assumed is recorded as goodwill. In case the fair value of purchase consideration transferred is below fair values of these identifiable assets and liabilities, the Company recognizes a gain from a bargain purchase. The Company recognizes the fair value of estimated contingent consideration at the acquisition date as part of the consideration transferred in exchange for the acquired business. The contingent consideration is remeasured to fair value at each reporting date until the contingency is resolved. Any changes in fair value are recognized each reporting period in non-cash changes in fair value of estimated contingent consideration in the accompanying consolidated statements of operations.

The subsidiaries are fully consolidated from the date on which control is obtained by the Company. All subsidiaries included in the accompanying consolidated financial statements are 100% owned by the Company. Inter-company transaction balances and unrealized gains/(losses) on transactions between the companies are eliminated.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. On an on-going basis, management evaluates the estimates and judgments, including those related to the selection of useful lives for tangible assets, expected future cash flows from long-lived assets to support impairment tests, the carrying value of goodwill, provisions necessary for accounts receivables and inventory write downs, provisions for legal disputes, and contingencies. Management bases its estimates and judgments on historical experience and on various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates under different assumptions and/or conditions.

Foreign Currency Translation

The Company’s reporting currency is U.S. dollar. The financial statements of the Company’s subsidiaries outside the U.S. have been translated into U.S. dollars. Assets and liabilities of foreign operations are translated from foreign currencies into U.S. dollars at the exchange rates in effect as of the balance sheet date. Revenue and expenses are translated at the weighted average exchange rates for the period. Equity accounts are translated at historical rates. Gains or losses resulting from translating foreign currency financial statements into U.S. dollar are reported as cumulative translation adjustments, a separate component of other comprehensive income (loss) in stockholders’ equity.

Transactions denominated in foreign currencies other than the functional currency of the Company and the functional currencies of the Company’s subsidiaries are translated using the exchange rates in effect at the time of the transactions. At the balance sheet date, monetary assets and liabilities denominated in foreign currencies are translated at exchange rates in effect as of the balance sheet date. Resulting foreign exchange differences are included in the consolidated statements of operations.

Comprehensive Income (Loss)

Comprehensive income (loss) is comprised of net income (loss) and other comprehensive income (loss). Other comprehensive income (loss) consists of foreign currency translation adjustments that result from consolidation of Company’s subsidiaries and actuarial losses related to the defined benefit obligation recognized in the Company’s Greek subsidiary.

Segment Information

Under ASC 280, Segment Reporting, operating segments are defined as components of an enterprise where discrete financial information is available that is evaluated regularly by the chief operating decision-maker (“CODM”), in deciding how to allocate resources and in assessing performance. The Company’s Chief Executive Officer (currently also serving as Interim Chief Financial Officer), Chief Technology Officer, Chief Operating Officer and General Counsel, jointly and collectively serve as CODM, making decisions and managing the Company’s operations as a single operating segment for purposes of allocating resources and evaluating financial performance. For the above reasons, the Company has determined that it operates in one reportable operating segment. The disaggregation of Company’s revenue by geographic location and segment expenses are presented in Note 21.

Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents

Cash and cash equivalents are highly liquid investments with original maturities of three months or less. Cash and cash equivalents consist of cash on hand, deposits held on call with banks and investments in money market funds with original maturities of three months or less at the date of acquisition. Restricted cash, current was cash the Company received on behalf of other grant partners and is offset by a corresponding liability in trade and other current payables. The restricted cash, non-current was a letter of credit required by the Company’s lease agreement for the Hood Park facility in Boston, Massachusetts. The letter of credit was required for the duration of the lease agreement which had a term of eight years. The lease commenced in October 2022 and was terminated in June 2024.

The Company reconciles cash, cash equivalents, restricted cash and restricted cash equivalents reported in the consolidated balance sheets that aggregate to the beginning and ending balances shown in the consolidated statements of cash flows as follows:

	December 31,
(Amounts in thousands)	2024	2023
Cash and cash equivalents	$381	$3,200
Restricted cash, current	-	100
Restricted cash, non-current	-	750
Cash, cash equivalents, restricted cash and restricted cash equivalents	$381	$4,050

Inventories

Inventories, which consist of raw materials, work-in-process and finished goods are stated at the lower of cost or net realizable value using the first-in, first-out cost method. Cost includes the cost of purchased materials, inbound freight charges, external and internal processing and applicable labor and overhead costs. Net realizable value is the estimated selling price in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation.

The Company periodically reviews quantities of inventories on hand and compares these amounts to the expected use of each product. Inventories are reviewed to determine if valuation allowances are required for obsolescence (excess, obsolete, and slow-moving inventory). This review includes analyzing inventory levels of individual parts considering the current design of our products and production requirements as well as the expected inventory requirements for maintenance on installed power platforms. The Company records a charge to cost of revenue for the amount required to reduce the carrying value of inventory to the net realizable value.

Leases

The Company is a lessee in noncancelable operating leases. The Company determines if an arrangement is or contains a lease at contract inception. This determination depends on whether the arrangement conveys the right to control the use of an explicitly or implicitly identified asset for a period of time in exchange for consideration. Control of an underlying asset is conveyed if the Company obtains the right to direct the use of and obtains substantially all of the economic benefits from using the underlying asset. The Company classifies leases with contractual terms greater than 12 months as either operating or finance. The Company recognizes a right of use asset and a lease liability at the lease commencement date. For operating leases, the lease liability is initially measured at the present value of the unpaid lease payments at the lease commencement date. For finance leases, the lease liability is initially measured in the same manner and date as for operating leases and is subsequently measured at amortized cost using the effective interest method.

Key estimates and judgments include how the Company determines (1) the discount rate it uses to discount the unpaid lease payments to present value, (2) the lease term and (3) the lease payments.

●	ASC Topic 842 requires a lessee to discount its unpaid lease payments using the interest rate implicit in the lease or, if that rate cannot be readily determined, its incremental borrowing rate. Generally, the Company cannot determine the interest rate implicit in the lease because it does not have access to the lessor’s estimated residual value or the amount of the lessor’s deferred initial direct costs. Therefore, the Company generally uses its incremental borrowing rate as the discount rate for the lease. The Company’s incremental borrowing rate for a lease is the rate of interest it would have to pay on a collateralized basis to borrow an amount equal to the lease payments under similar terms.

●	The lease term for all of the Company’s leases includes the noncancelable period of the lease, plus any additional periods covered by either a Company option to extend (or not to terminate) the lease that the Company is reasonably certain to exercise, or an option to extend (or not to terminate) the lease controlled by the lessor.

●	Lease payments included in the measurement of the lease liability comprise fixed payments, and for certain finance leases, the exercise price of a Company option to purchase the underlying asset if the Company is reasonably certain at lease commencement to exercise the option.

●	Lease incentives, such as leasehold improvement and rent holidays, that are paid or payable to the lessee at lease commencement are deducted from the lease payments, which affects the lease classification test and reduces the initial measurement of the lessee’s right-of-use asset. Lease incentives that are payable to the lessee at lease commencement also reduce a lessee’s lease liability.

The right of use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for lease payments made at or before the lease commencement date, plus any initial direct costs incurred less any lease incentives received. For operating leases, the right of use asset is subsequently measured throughout the lease term at the carrying amount of the lease liability, plus initial direct costs, plus (minus) any prepaid (accrued) lease payments, less the unamortized balance of lease incentives received. Lease expense for lease payments is recognized on a straight-line basis over the lease term which included within administrative and selling expenses on the consolidated statements of operations.

For finance leases, the right of use asset is subsequently amortized using the straight-line method from the lease commencement date to the earlier of the end of the useful life of the underlying asset or the end of the lease term unless the lease transfers ownership of the underlying asset to the Company or the Company is reasonably certain to exercise an option to purchase the underlying asset. In those cases, the right of use asset is amortized over the useful life of the underlying asset. Amortization of the right of use asset is recognized and presented separately from interest expense on the lease liability.

Right of use assets for operating and finance leases are periodically reviewed for impairment losses. The Company uses the long-lived assets impairment guidance in ASC Subtopic 360-10, Property, Plant, and Equipment – Overall, to determine whether a right of use asset is impaired, and if so, the amount of the impairment loss to recognize.

The Company monitors for events or changes in circumstances that require a reassessment of its leases. When a reassessment results in the remeasurement of a lease liability, a corresponding adjustment is made to the carrying amount of the corresponding right of use asset.

Operating and finance lease right of use assets are presented separately on the Company’s consolidated balance sheets. The current portions of operating and finance lease liabilities are also presented separately within current liabilities and the long-term portions are presented separately within noncurrent liabilities on the consolidated balance sheets.

The Company has elected not to recognize right of use assets and lease liabilities for short-term leases that have a lease term of 12 months or less. The Company recognizes the lease payments associated with its short-term leases as an expense on a straight-line basis over the lease term.

Variable payments related to a lease are expensed as incurred. These costs often relate to payments for real estate taxes, insurance, common area maintenance, and other operating costs in addition to base rent.

Accounts Receivable and Credit Losses

Accounts receivable are recorded at the invoiced amounts, net of an allowance for doubtful accounts based on the Company’s best estimate of probable credit losses. In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses of Financial Instruments, which amends the requirement on the measurement and recognition of expected credit losses for financial assets held. Furthermore, amendments ASU 2019-10 and ASU 2019-11 provided additional clarification for implementing ASU 2016-13. ASU 2016-13 is effective for the Company beginning January 1, 2023, with early adoption permitted. The Company adopted the standard on January 1, 2023, in accordance with the adoption dates for private entities applicable to it under its emerging growth company status at that time and the standard did not have a material impact on the Company’s consolidated financial statements and related disclosures. The Company is exposed to credit losses primarily through sales of its products. The Company assesses each customer’s ability to pay by conducting a credit review which includes consideration of established credit rating or an internal assessment of the customer’s creditworthiness based on an analysis of their payment history when a credit rating is not available. The Company monitors the credit exposure through active review of customer balances. The Company’s expected loss methodology for accounts receivable is developed through consideration of factors including, but not limited to, historical collection experience, current customer credit ratings, current customer financial condition, current and future economic and market condition, and age of the receivables. Charges related to credit losses are included in administrative and selling expenses and are recorded in the period that the outstanding receivables are determined to be doubtful. Account balances are written-off against the allowance when they are deemed uncollectible.

Property, Plant and Equipment

Property, plant and equipment are stated at cost, adjusted for any impairment, less accumulated depreciation which is recorded based on the straight-line method over the estimated useful lives of the respective assets. Estimated useful lives range from 5 to 50 years for buildings and leasehold improvements and 3 to 20 years for machinery and other equipment. Leasehold improvements are depreciated on the straight-line method over the shorter of the estimated useful lives of the assets or the term of the lease. Land is not depreciated.

Subsequent expenditures are capitalized, provided they increase the functionality, output or expected life of an asset and depreciated ratably over the identified useful life. Repairs and maintenance costs are expensed as incurred.

Fixed assets under construction are shown at their cost. Fixed assets under construction are not depreciated until the fixed asset is completed and entered in operation.

When property is sold or otherwise disposed of, the cost and related accumulated depreciation are removed from the consolidated balance sheet and any resulting gain or loss is reflected in the consolidated statements of operations for the period.

Business Acquisitions, Goodwill and Intangible Assets

The Company accounts for business acquisitions under ASC Topic 805, Business Combinations. The total purchase consideration for an acquisition is measured as the fair value of the assets given, equity instruments issued, and liabilities assumed at the acquisition date. The Company allocates the fair value of purchase consideration transferred in a business acquisition to the tangible assets acquired, liabilities assumed, and intangible assets acquired based on their estimated fair values. The excess of the fair value of purchase consideration transferred over the fair values of these identifiable assets and liabilities is recorded as goodwill. In case the fair value of purchase consideration transferred is below fair values of these identifiable assets and liabilities, the Company recognizes a gain from a bargain purchase. The Company recognizes the fair value of estimated contingent consideration at the acquisition date as part of the consideration transferred in exchange for the acquired business. The contingent consideration is remeasured to fair value at each reporting date until the contingency is resolved. Any changes in fair value are recognized each reporting period in non-cash changes in fair value of estimated contingent consideration in the accompanying consolidated statements of operations.

Such valuations require management to make significant estimates and assumptions, especially with respect to intangible assets. Significant estimates in valuing certain intangible assets include, but are not limited to, future expected cash flows from acquired licenses, trade names, in process research and development (“R&D”), useful lives and discount rates, patents, customer clientele, customer contracts and know-how. Management’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates. During the measurement period, the Company may record adjustments to the assets acquired and liabilities assumed, with the corresponding offset to goodwill. Upon the conclusion of the measurement period, any subsequent adjustments are recorded in the consolidated statement of operations.

For significant acquisitions, the Company obtains independent appraisals and valuations of the intangible (and certain tangible) assets acquired and certain assumed liabilities. The Company analyzes each acquisition individually and all acquisitions within each reporting period in aggregate to determine if those are material acquisitions in the context of ASC 805-10-50.

The estimated fair values and useful lives of identified intangible assets are based on many factors, including estimates and assumptions of future operating performance and cash flows of the acquired business, estimates of cost avoidance, the nature of the business acquired, the specific characteristics of the identified intangible assets and our historical experience and that of the acquired business. The estimates and assumptions used to determine the fair values and useful lives of identified intangible assets could change due to numerous factors, including product demand, market conditions, regulations affecting the business model of our operations, technological developments, economic conditions and competition.

The Company’s most significant intangible assets are patents and developed technologies, trade names, in process know-how and order backlogs. The fair values of intangible assets are based on valuations using an income approach, with estimates and assumptions provided by management of the acquired companies and the Company. The process for estimating the fair values of identifiable intangible assets requires the use of significant estimates and assumptions, including revenue growth rates, royalty rates, discount rates and projected cash flows. All definite-lived intangible assets are amortized on a straight-line basis over the periods in which their economic benefits are expected to be realized, which range from 1 to 10 years. The Company reviews the useful life assumptions, including the classification of certain intangible assets as “indefinite-lived,” on a periodic basis to determine if changes in circumstances warrant revisions to them.

The Company conducts a goodwill impairment analysis annually in the fourth fiscal quarter, or more frequently if changes in facts and circumstances indicate that the fair value of our reporting units may be less than their carrying amounts. In testing goodwill for impairment, the Company first assesses qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, the Company determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then additional impairment testing is not required. When the Company determines a fair value test is necessary, it estimates the fair value of a reporting unit and compares the result with its carrying amount, including goodwill. If the carrying amount of a reporting unit exceeds its fair value, an impairment is recorded equal to the amount by which the carrying value exceeds the fair value, up to the amount of goodwill associated with the reporting unit. Currently, we identify three reporting units. During the year ended December 31, 2023, all remaining goodwill was impaired.

Impairment of Long-Lived Assets Including Acquired Intangible Assets

The Company reviews the property, plant and equipment, long-term prepayments and intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company measures recoverability by comparing the carrying amount to the future undiscounted cash flows that the asset is expected to generate. If the asset is not recoverable, its carrying amount is adjusted down to its fair value.

Revenue Recognition

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606), as amended, which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. The Company adopted ASU No. 2014-09 on January 1, 2019, using the modified retrospective approach to all contracts not completed at the date of initial application.

In accordance with ASC 606, revenue is recognized when control of the promised goods or services are transferred to a customer in an amount that reflects the consideration that the Company expects to receive in exchange for those services. The Company applies the following five steps in order to determine the appropriate amount of revenue to be recognized as it fulfills its obligations under each of its arrangements:

●	identify the contract with a customer,

●	identify the performance obligations in the contract,

●	determine the transaction price,

●	allocate the transaction price to performance obligations in the contract, and

●	recognize revenue as the performance obligation is satisfied.

With significant and recurring customers, the Company negotiates written master agreements as framework agreements (general terms and conditions of trading), following individual purchase orders. For customers with no master agreements, the approved purchase orders form the contract. Effectively, contracts under the revenue standard have been assessed to be the purchase orders agreed with customers.

The Company has assessed that each product sold is a single performance obligation because the promised goods are distinct on their own and within the context of the contract. In cases where the agreement includes customization services for the contracted products, the Company is providing integrated services; therefore, the goods are not separately identifiable, but are inputs to produce and deliver a combined output and form a single performance obligation within the context of the contract. Furthermore, the Company assessed whether it acts as a principal or agent in each of its revenue arrangements and has concluded that in all sales transactions it acts as a principal. Additionally, the Company, taking into consideration the guidance and indicative factors provided by ASC 606, concluded that it provides assurance type warranties (warranty period is up to two years) as it does not provide a service to the customer beyond fixing defects that existed at the time of sale. The Company, based on historical performance, current circumstances, and projections of trends, estimated that no allowance for returns as per warranty policy should be recognized, at the time of sale, accounted for under ASC 460, Guarantees.

Under ASC 606, the Company estimates the transaction price, including variable consideration, at the commencement of the contract and recognize revenue over the contract term, rather than when fees become fixed or determinable. In other words, where contracts with customers include variable consideration (i.e. volume rebates), the Company estimates at contract inception the variable consideration and adjusts the transaction price only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. Furthermore, no material rights or significant financing components have been identified in the Company’s contracts. Payment terms generally include advance payment requirements. The time between a customer’s payment and completion of the performance obligation is less than one year. Payment terms are in the majority fixed and do not include variable consideration, except from volume rebates.

Revenue from satisfaction of performance obligations is recognized based on identified transaction price. The transaction price reflects the amount to which the Company has rights under the present contract. It is allocated to the distinct performance obligations based on standalone selling prices of the services promised in the contract. In cases of more than one performance obligation, the Company allocates transaction price to the distinct performance obligations in proportion to their observable stand-alone selling prices and recognize revenue as those performance obligations are satisfied.

In the majority of cases of product sales, revenue is recognized at a point in time when the customer obtains control of the respective goods that is, when the products are shipped from the Company’s facilities as control passes to the customer in accordance with agreed contracts and the stated shipping terms. In cases where the contract includes customization services, which one performance obligation is identified, revenue is recognized over time as the Company’s performance does not create an asset with alternative use and the Company has an enforceable right to payment for performance completed to date. The Company uses the input method (i.e., cost-to-cost method) to measure progress towards complete satisfaction of the performance obligation.

Contract Assets and Contract Liabilities

Contract assets reflect revenue recognized and performance obligations satisfied in advance of customer billing. As of December 31, 2024, and 2023, Advent recognized contract assets of $623 thousand and $9 thousand, respectively on the consolidated balance sheets.

Advent recognizes contract liabilities when the Company receives customer payments or has the unconditional right to receive consideration in advance of the performance obligations being satisfied on the Company’s contracts. The Company receives payments from customers based on the terms established in the contracts. Contract liabilities are classified as either current or long-term liabilities in the consolidated balance sheets based on the timing of when the Company expects to recognize the related revenue. As of December 31, 2024, and 2023, The Company recognized contract liabilities of $3.2 million and $0.4 million, respectively, in the consolidated balance sheets. During the years ended December 31, 2024 and 2023, the Company recognized $0.1 million and $0.1 million in revenues.

Cost of revenues

Cost of revenues consists of consumables, raw materials, inventory provision, processing costs and direct labor costs associated with the assembly and manufacture of MEAs, membranes, fuel cell stacks and systems and electrodes. Advent recognizes cost of revenues in the period that revenues are recognized.

Research and Development Expenses

Research and development expenses consist of costs associated with Advent’s research and development activities, such as laboratory costs, labor costs and sample material costs.

Administrative and Selling Expenses

Administrative and selling expenses consist of travel expenses, indirect labor costs, fees paid to consultants, third parties and service providers, taxes and duties, legal and audit fees, depreciation, business development salaries and limited marketing activities, and incentive and stock-based compensation expense.

Income from grants and related deferred income

Grants include cash subsidies received from various institutions and organizations. Grants are recognized as income from grants. Such amounts are recognized in the consolidated statements of operations when all conditions attached to the grants are fulfilled.

Condition to the grants would not be fulfilled unless related costs have been characterized as eligible by the grantors, are actually incurred and there is certainty that costs are allowable. These grants are recognized as deferred income when received and recorded in income when the eligible and allowable related costs and expenses are incurred. Under all grant programs, a coordinator is specified. The coordinator, among other, receives the funding from the grantor and proceeds to its distribution to the parties agreed in the process specified in the program. The Company assessed whether it acts as a principal or agent in its role as a coordinator for specific grants and has concluded that in all related transactions it acts as an agent.

During the years ended December 31, 2024 and 2023, the Company recognized income for grants of $0.9 million and $1.6 million, respectively, in connection with amounts received for fuel cell research and development. As of December 31, 2024 and 2023, the Company had receivables from grant income of $0.0 million and $0.2 million, respectively, which is included within prepaid expenses and other current assets in the consolidated balance sheets. As of December 31, 2024 and 2023, deferred income from grants in the consolidated balance sheets is $0.6 million and $0.8 million, respectively, and is split between current and non-current portion based on the estimated time of realization of eligible costs and expenses.

Advent Technologies S.A. and Helical Systems for Chiral Organic Light Emitting Diodes (“HEL4CHIROLED Project”)

In January 2020 Advent Technologies S.A became a partner in the European Union (“EU”) funded HEL4CHIROLED Project. The aim of the project is to improving organic light-emitting diodes (OLEDs) in Europe by training early-career researchers. The project aims to develop new thinking in OLED technologies, developing new material sets and approaches that take advantage of emerging technologies to improve the performance of displays based on OLEDs. Per the terms of the project, Advent Technologies S.A. was reimbursed for $0.2 million of research and development costs. The project ended in June 2024.

During the year ended December 31, 2023, the Company recognized $0.1 million in reimbursements related to the project which is included as income from grants on the consolidated statement of operations.

As of December 31, 2024 and 2023, the Company had receivables related to project of $0.1 million and $0.1 million, included within prepaid expenses and other current assets in the consolidated balance sheets.

Advent Technologies GmbH and The Industrialization of Power Generation with High-Temperature Proton Exchange Membrane (“HT-PEM” or “HT-PEMs”) Fuel Cell and Integrated Methanol Reformer Project (“ISEHM Project”)

In September 2020, Advent Technologies GmbH entered into an agreement with the German Federal Ministry for Economic Affairs and Climate Action as the project coordinator for the ISEHM Project. The aim of the project is to enable the marketable series production of 5kW power generators with fuel cell technology, based on HT-PEMs and an integrated methanol reformer. The project is in coordination with a consortium of partners including Advent Technologies A/S. The term of the ISEHM Project is from September 2020 through September 2023 and has a total budget of €5.4 million. The project partners can be reimbursed for expenses related to research and development up to 30% of the total budget.

During the years ended December 31, 2023, the Company recognized $0.2 million, in reimbursements related to the project which is included as income from grants on the consolidated statement of operations.

Advent Technologies GmbH and Innovation Competition for Climate-Neutral Production Using Industry 4.0 Solutions Project

In June 2022, Advent Technologies GmbH signed an agreement with the State Parliament of Baden-Württemberg and the Ministry of Economics, Labor, and Tourism to lead a consortium of partners for the innovation competition for climate-neutral production using industry 4.0 solutions. The project aim is to reduce waste production of fuel cell stacks through imaging quality control of the bipolar plates. Advent Technologies GmbH is eligible to receive reimbursements up to €0.1 million related to research and development related to the project. The project’s term is through fiscal year 2023.

During the year ended December 31, 2023, the Company recognized $0.1 million, in reimbursements related to the project which is included as income from grants on the consolidated statement of operations.

Advent Technologies S.A. and Ni-Based Ferromagnetic Coatings with Enhanced Efficiency to Replace Pt in Energy & Digital Storage Applications Project (“NICKEFFECT Project”)

In June 2022 Advent Technologies S.A became a partner in the European Union (“EU”) funded NICKEFFECT Project. The aim of the project is to find alternatives to platinum group metals (“PGMs”) to replace PGMs in key applications as electrolysers electrodes, fuel cell catalysts and magneto-electronic devices. NICKEFFECT will develop and validate at least 3 new materials, together with the coating methodologies (including process modelling) and decision support tools for materials selection (integrating safe and sustainable by design criteria and materials modelling). Per the terms of the project, Advent Technologies S.A. can be reimbursed up to $0.4 million of research and development costs. The project ends in May 2026.

During the years ended December 31, 2023, the Company recognized $0.1 million, in reimbursements related to the project which is included as income from grants on the consolidated statement of operations. As of December 31, 2024 and 2023, $0.1 million and $0.1 million, respectively, was included as deferred income from grants, current on the consolidated balance sheets. As of December 31, 2024 and 2023, $0.1 million and nil, respectively, was included as deferred income from grants, non-current on the consolidated balance sheets.

Advent Technologies S.A. and GreenSkills4H2 - The European Hydrogen Skills Alliance Project (“GreenSkills4H2 Project”)

In July 2022 Advent Technologies S.A became a partner in the European Union (“EU”) funded GreenSkills4H2 Project. The aim of the project is to bring together key industry and education stakeholders from across the European hydrogen sector to promote investments and stimulate clean hydrogen production and use. Per the terms of the project, Advent Technologies S.A. can be reimbursed up to $0.1 million or 80% of eligible of research and development costs. The project ends in May 2026.

During the years ended December 31, 2024 and 2023, the Company recognized $0.01 million and $0.1 million, respectively, in reimbursements related to the project which is included as income from grants on the consolidated statement of operations. As of December 31, 2024 and 2023, nil and $0.01 million, respectively, was included as receivable from grants in prepaid expenses and other current assets on the consolidated balance sheets. As of December 31, 2024 and 2023, $0.01 million and nil, respectively, was included as deferred income from grants, non-current on the consolidated balance sheets.

Advent Technologies S.A. and Liquid Fuel Electrochemical Generators Project (“Li.F.E. Project”)

In September 2022 Advent Technologies S.A became a partner in the European Union (“EU”) funded Li.F.E. Project. The aims of the project are to improve and validate the next generation liquid fuel electrochemical engine technology for power generation and mobility, especially marine, create partnerships with Tier-1 and original equipment manufacturers, lead the transition e-fuels for the transport sector and provide zero-emission vehicles through the most environmentally friendly fuel cell stacks. Per the terms of the project, Advent Technologies S.A. can be reimbursed up to $1.9 million or 70% of eligible of research and development costs. The project ends in April 2025.

During the year ended December 31, 2024 and 2023, the Company recognized $0.2 million and $0.5 million, respectively, in reimbursements related to the project which is included as income from grants on the consolidated statement of operations.

As of December 31, 2023, $0.1 million was included within deferred income from grants, current on the consolidated balance sheet and as of December 31, 2024, $0.1 million was included as receivable from grants in prepaid expenses and other current assets on the consolidated balance sheets.

Advent Technologies S.A. and Next Generation of Improved High Temperature Membrane Electrode Assembly for Aviation Project (“NIMPHEA Project”)

In December 2022 Advent Technologies S.A became a partner in the European Union (“EU”) funded NIMPHEA Project. The aim of the project is to develop a new-generation HT MEA compatible with aircraft environment and requirements, considering a system size of 1.5 MW and contributing to higher level FC targets: a power density of 1.25 W/cm² at nominal operating temperature comprised between 160°C-200°C. MEA components’ upscale synthesis and assembly process will be assessed by identifying process parameters and improved through an iterative process with lab-scale MEA tests. Advent SA can be reimbursed up to $0.8 million of research and development costs. The project ends in December 2026.

During the year ended December 31, 2024 and 2023, the Company recognized $0.1 million and $0.3 million, respectively, in reimbursements related to the project which is included as income from grants on the consolidated statement of operations.

As of December 31, 2024 and 2023, $0.2 million and $0.1 million, respectively, was included as receivable from grants in prepaid expenses and other current assets on the consolidated balance sheets.

Advent Technologies S.A. and Electrochemical Conversion of CO2 into Added Value Products via Highly Selective Bimetallic Materials and Innovative Process Design Network (“ECOMATES Network”)

In February 2023 Advent Technologies S.A became a partner in the European Union (“EU”) funded ECOMATES network which gathers large European universities, international research laboratories, and other enterprises for cutting-edge Membrane Electrode Assemblies (“MEA” or “MEAs”) research. Per the terms of the project, Advent Technologies S.A. can be reimbursed up to $0.2 million of eligible of research and development costs. The project ends in January 2027.

During the years ended December 31, 2024 and 2023, the Company recognized $0.02 million and $0.1 million, respectively, in reimbursements related to the project which is included as income from grants on the consolidated statement of operations.

As of December 31, 2024 and 2023, $0.1 million and $0.1 million, was included within deferred income from grants, current on the consolidated balance sheet. As of December 31, 2024 and 2023, $0.1 million and $0.02 million, respectively, was included within deferred income from grants, non-current on the consolidated balance sheet.

Advent Technologies S.A. and Recycling Critical Metals from Fuel Cells (“LYDIA Project”)

In January 2023 Advent Technologies S.A became a partner in the EIT RawMaterials GmbH (“EIT”) funded LYDIA project (co-funded by the European Union (“EU”)), which aims to commercialize low-cost components (30% lower to commercial) for hydrogen devices (fuel cell, electrolyzers) through recycling end of life membrane electrode assembly (MEAs) and extraction of platinum group metals (“PGMs”). Per the terms of the project, Advent Technologies S.A. can be reimbursed up to $0.3 million of eligible of research and development costs. The project ends in December 2025.

During the years ended December 31, 2024 and 2023, the Company recognized $0.1 million and $0.1 million, respectively, in reimbursements related to the project which is included as income from grants on the consolidated statement of operations.

As of December 31, 2024 and 2023, $0.01 million and $0.1 million, respectively, was included as receivable from grants in prepaid expenses and other current assets on the consolidated balance sheets.

Advent Technologies S.A. and Advanced MEAs ensuring high efficiency heavy duty vehicle (“MEAsureD Project”)

In January 2023 Advent Technologies S.A became a coordinator and partner in the European Union (“EU”) funded MEAsureD project, which targets to provide advanced, cost-effective proton exchange membranes (“PEM”) and stable electrodes for the membrane electrode assembly (MEA) at higher temperatures (>160 oC). Per the terms of the project, Advent Technologies S.A. can be reimbursed up to $0.8 million of eligible of research and development costs. The project ends in May 2026.

During the year ended December 31, 2024 and 2023, the Company recognized $0.25 million and $0.1 million, respectively, in reimbursements related to the project which is included as income from grants on the consolidated statement of operations.

As of December 31, 2024 and 2023, $0.2 million and $0.3 million, respectively, was included within deferred income from grants, current on the consolidated balance sheet. As of December 31, 2024 and 2023, $0.1 million and $0.3 million, respectively, was included within deferred income from grants, non-current on the consolidated balance sheet.

Advent Technologies S.A. and promoting an environmentally-responsible hydrogen economy by enabling product environmental footprint studies (“HyPEF Project”)

In December 2023 Advent Technologies S.A became a partner in the European Union (“EU”) funded HyPEF project, which targets to support and promote the establishment of an environmentally-responsible hydrogen economy by developing and testing the first Product Environmental Footprint Category Rules (“PEFCRs”) specific to fuel cells and hydrogen (“FCH”) products, while paving the way for subsequent related initiatives in the FCH sector. Per the terms of the project, Advent Technologies S.A. can be reimbursed up to $0.1 million of eligible of research and development costs. The project ends in January 2027.

During the years ended December 31, 2024 and 2023, the Company recognized $0.1 million and nil, respectively, in reimbursements related to the project which is included as income from grants on the consolidated statement of operations.

Advent Technologies S.A. (“CRUSADE”)

CRUSADE project aims to demonstrate a holistic technological solution on the recycling of end-of-life products to extract CRMs and disrupt the EU supply demand deficit of these materials, as well as the dependence on imports from third countries. Advent’s contribution is to provide material (scrap) from end-of-life fuel cells or indicate specific recycling companies which could provide scrap from fuel cells (MEAs). As an end user Advent will further test/validate the electrodes that will be produced using recycled materials (single cell performance).

During the year ended December 31, 2024, the Company recognized $0.3 million in reimbursements related to the project which is included as income from grants on the consolidated statement of operations.

As of December 31, 2024, $0.04 million, was included within deferred income from grants, current on the consolidated balance sheet. As of December 31, 2024, $0.02 million, was included within deferred income from grants, non-current on the consolidated balance sheet.

Advertising, Marketing and Promotional Costs

Advertising marketing and promotional costs are expensed as incurred and are included as an element of administrative and selling expenses in the consolidated statement of operations. Advertising, marketing and promotional costs were $3 thousand and $0.1 million for the years ended December 31, 2024 and 2023, respectively.

Income taxes

Advent follows the asset and liability method of accounting for income taxes under ASC 740, Income Taxes. Under the asset and liability method, deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to temporary differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. This method also requires the recognition of future tax benefits, such as net operating loss carry forwards, to the extent that it is more likely than not that such benefits will be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. Valuation allowances are reassessed periodically to determine whether it is more likely than not that the tax benefits will be realized in the future and if any existing valuation allowance should be released.

Part of the Advent’s business activities are conducted through its subsidiaries outside of U.S. Earnings from these subsidiaries are generally indefinitely reinvested in the local businesses. Further, local laws and regulations may also restrict certain subsidiaries from paying dividends to their parents. Consequently, Advent generally does not accrue income taxes for the repatriation of such earnings in accordance with ASC 740, “Income Taxes.” To the extent that there are excess accumulated earnings that the Company intends to repatriate from any such subsidiaries, the Company will recognize deferred tax liabilities on such foreign earnings.

Advent assesses its income tax positions and records tax benefits for all years subject to examination based on the evaluation of the facts, circumstances, and information available at each reporting date. For those tax positions with a greater than 50 percent likelihood of being realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information, Advent records a tax benefit. For those income tax positions that are not likely to be sustained, no tax benefit is recognized in the consolidated financial statements. Advent recognizes interest and penalties related to uncertain tax positions as part of the provision for income taxes.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. For those income tax positions that are not likely to be sustained, no tax benefit is recognized in the consolidated financial statements. Advent recognizes interest and penalties related to uncertain tax positions as part of the provision for income taxes.

For the years ended December 31, 2024 and 2023, net income tax benefits (provisions) of $0.1 million and $0.1 million, respectively, have been recorded in the consolidated statements of operations. The Company is currently not aware of any issues under review that could result in significant accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities.

The Company and its U.S. subsidiaries may be subject to potential examination by U.S. federal, state and city, while the Company’s subsidiaries outside U.S. may be subject to potential examination by their taxing authorities in the areas of income taxes. These potential examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with the U.S. federal, state and city, and tax laws in the countries where business activities of Company’s subsidiaries are conducted. On December 22, 2017, the Tax Cuts and Jobs Act of 2017 (“Tax Reform”) was signed into legislation. As part of the legislation, the U.S. corporate income tax rate was reduced from 35% to 21%, among other changes.

Employee Benefits

U.S. Retirement Savings Plan

The Company sponsors an employee savings plan under Section 401(k) of the Internal Revenue Code. Subsequent to the Business Combination, the Company made matching contributions equal to 100% of the participant’s pre-tax contribution up to a maximum of 5% of the participant’s eligible earnings for U.S employees. Total expense related to the Company’s defined contribution plan was $0.2 million and $0.2 million for the years ended December 31, 2024 and 2023, respectively.

Defined Benefit Plans

Under Greek labor law, employees are entitled to staff leaving indemnity in the event of dismissal or retirement with the amount of payment varying in relation to the employee’s compensation, length of service and manner of termination (dismissed or retired). Employees who resign or are dismissed with cause are not entitled to staff leaving indemnity. Staff retirement obligations are calculated at the present value of the future retirement benefits deemed to have accrued at year-end, based on the employees earning retirement benefit rights accumulated throughout the working period in accordance with the Greek Labor Law 2112/1920.

The provision for retirement obligations is classified as defined benefit plan under ASC 715-30 and is based on an actuarial valuation. Net costs for the period are separately reflected in the accompanying consolidated statements of comprehensive loss consist of the present value of benefits earned in the year, interest cost on the benefit obligation, past service cost and gains or losses on curtailment. Past service costs are recognized in the consolidated statements of operations on the earlier of the date of plan amendment and the date that the Company recognizes restructuring or termination costs. Actuarial gains or losses are recognized immediately in the consolidated balance sheets with a corresponding debit or credit to equity through other comprehensive income (loss) in the period in which they occur. Re-measurements are not reclassified to profit and loss in subsequent periods.

Stock-based Compensation

Stock-based compensation consists of stock options and restricted stock units (“RSUs”). Stock options and RSUs are equity classified and are measured at the fair market value of the underlying stock at the grant date. The fair value of stock option awards with only service is estimated on the grant date using the Black-Scholes option-pricing model. The fair value of RSUs is measured on the grant date based on the closing fair market value of our common stock. Under ASC 718, an entity may recognize stock-based compensation expense for an award with only a service condition that has a graded vesting schedule on either (1) an accelerated basis as though each separately vesting portion of the award was, in substance, a separate award or (2) a straight-line basis over the total requisite service period for the entire award. An entity’s use of either a straight-line or an accelerated attribution method represents an accounting policy election and thus should be applied consistently to all similar awards. The Company has elected to recognize compensation cost on a straight-line basis over the total requisite service period for the stock options and restricted stock units. This election does not affect the Company’s previous year’s results since the Restricted Stock Awards granted in the prior period did not have a service requirement and therefore the stock compensation expense was recognized immediately. The Company also has a policy of accounting for forfeitures when they occur. Stock-based compensation expense is recorded in administrative and selling expenses in the consolidated statements of operations.

Earnings / (Loss) Per Share

Basic earnings / (Loss) per share is computed by dividing net earnings / (loss) by the weighted average number of common shares outstanding during the period. Diluted earnings / (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted at the beginning of the periods presented, or issuance date, if later. The treasury stock method is used to compute the dilutive effect of warrants, stock options and restricted stock units.

Fair Value Measurements

The Company follows the accounting guidance in ASC 820 for its fair value measurements of financial assets and liabilities measured at fair value on a recurring basis. Fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

The accounting guidance requires fair value measurements be classified and disclosed in one of the following three categories:

●	Level 1: Quoted prices in active markets for identical assets or liabilities.

●	Level 2: Observable inputs other than Level 1 prices, for similar assets or liabilities that are directly or indirectly observable in the marketplace.

●	Level 3: Unobservable inputs which are supported by little or no market activity and that are financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant judgment or estimation.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

Available for Sale Financial Asset

On May 25, 2022, Advent Technologies S.A (“Advent SA”) and UNI.FUND Mutual Fund (“UNIFUND”) entered into an agreement to finance Cyrus SA (“Cyrus”) with a convertible bond loan (“Bond Loan”) of €1.0 million. As a part of this transaction, Advent SA offered €0.3 million in bond loans with an annual interest rate of 8.00%. The term of the loan is three years and there is a surcharge of 2.5% for overdue interest.

Mandatory conversion of the Bond Loan will occur in the event of qualified financing which is equivalent to a share capital increase by Cyrus in the first three years from the execution of the Bond Loan agreement with a total amount over €3 million which is covered by third parties unrelated to the basic shareholders or by investors related to them.

The Company classifies the Bond Loan as an available for sale financial asset on the consolidated balance sheets. The Company recognizes interest income within the consolidated statement of operations. For the year ended December 31, 2024, and 2023, the Company recognized $26 thousand and $26 thousand of interest income related to the Bond Loan within the consolidated statements of operations, respectively.

The Company initially measured the available for sale Bond Loan at the transaction price plus any applicable transaction costs. The Bond Loan is remeasured to its fair value at each reporting period and upon settlement. The estimated fair value of the Bond Loan is determined using Level 3 inputs by using a discounted cash flow model. The change in fair value is recognized within the consolidated statements of comprehensive loss. As of December 31, 2024, the Company continues to fully reserve the Bond Loan as an expected credit loss. The Company did not recognize any unrealized gain / (loss) on the Bond Loan for the years ended December 31, 2024 and December 31, 2023.

Warrants

The Company may issue or assume common stock warrants with debt, equity or as standalone financing instruments that are recorded as either liabilities or equity in accordance with the respective accounting guidance. Warrants recorded as equity are recorded at their relative fair value or fair value determined at the issuance date and remeasurement is not required. Warrants recorded as liabilities are recorded at their fair value, within warrant liability on the consolidated balance sheets, and remeasured on each reporting date with changes recorded in fair value change of warrant liability on the Company’s consolidated statements of operations.

Warrant Liability

As a result of the Business Combination, the Company assumed a warrant liability (the “Warrant Liability”) related to previously issued 131,343 warrants, each exercisable to purchase one share of common stock at an exercise price of $345.00 per share, originally sold to AMCI Sponsor LLC (the “Sponsor”) in a private placement consummated in connection with AMCI’s initial public offering (the “Private Placement Warrants”) and the 13,333 warrants, each exercisable to purchase one share of common stock at an exercise price of $345.00 per share, converted from the Sponsor’s non-interest bearing loan to the Company of $0.4 million in connection with the closing of the Business Combination (the “Working Capital Warrants”) (Note 14). The Private Placement Warrants and the Working Capital Warrants have substantially the same terms as the 734,309 warrants, each exercisable to purchase one share of common stock at an exercise price of $345.00 per share, issued by AMCI in its initial public offering (the “Public Warrants”). As of December 31, 2024, the Company had an aggregate of 65,671 Private Placement Warrants and Working Capital Warrants outstanding.

The following tables summarize the fair value of the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2024 and December 31, 2023.

As of December 31, 2024
(Amounts in thousands)	Fair Value	Unobservable Inputs (Level 3)
Assets
Available for sale financial asset	$-	$-
	$-	$-

Liabilities
Warrant liability	$-	$-
	$-	$-

	As of December 31, 2023
(Amounts in thousands)	Fair Value	Unobservable Inputs (Level 3)
Assets
Available for sale financial asset	$-	$-
	$-	$-

Liabilities
Warrant liability	$59	$59
	$59	$59

The carrying amounts of the Company’s remaining financial instruments reflected on the consolidated balance sheets and which consist of cash and cash equivalents, accounts receivables, net, other current assets, trade and other payables, and other current liabilities, approximate their respective fair values due to their short-term nature.

Changes in the fair value of Level 3 assets and liabilities for the years ended December 31, 2024 and 2023 were as follows:

Available for Sale Financial Asset
(Amounts in thousands)	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Estimated fair value (beginning of period)	$-	$320
Estimated fair value of available for sale financial asset acquired	-	-
Foreign exchange fluctuations	-	-
Change in estimated fair value	-	(320)
Estimated fair value (end of period)	$-	$-

Warrant Liability
(Amounts in thousands)	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Estimated fair value (beginning of period)	$59	$998
Change in estimated fair value	(59)	(394)
Reclassification of private placement warrants	-	(545)
Estimated fair value (end of period)	$-	$59

The Warrant Liability is remeasured to its fair value at each reporting period and upon settlement. The change in fair value is recognized in “Fair value change of warrant liability” on the consolidated statements of operations.

The estimated fair value of the Private Placement Warrants and the Working Capital Warrants (each as defined below) is determined using Level 3 inputs by using the Black-Scholes model. The application of the Black-Scholes model requires the use of a number of inputs and significant assumptions including volatility. Significant judgment is required in determining the expected volatility of our common stock. Due to the limited history of trading of our common stock, we determined expected volatility based on a peer group of publicly traded companies.

The following tables provide quantitative information regarding Level 3 fair value measurement inputs as of their measurement date December 31, 2024:

Available for Sale Financial Asset
Interest Rate	8.00%
Discount Rate	8.00%
Remaining term (in years)	0.40

Warrant Liability
Stock price	$5.00
Exercise price (strike price)	$345.00
Risk-free interest rate	4.16%
Volatility	149.6%
Remaining term (in years)	1.09

The Company performs routine procedures such as comparing prices obtained from independent sources to ensure that appropriate fair values are recorded.

Concentration of Risk

i)	Credit risk

Financial instruments that potentially subject us to a concentration of credit risk consist of cash, cash equivalents and accounts receivable. Our cash balances are primarily invested in money market funds or on deposits at high credit quality financial institutions.

As of December 31, 2024 and 2023, the Company had one and two major customers, respectively, that represented more than 10% of our accounts receivable balance.

During the year ended December 31, 2024 and 2023, the Company had three customers that represented more than 10% of its revenues.

ii)	Supply risk

The Company obtains a limited number of components and supplies included in its products from a small group of suppliers. During the year ended December 31, 2024, the Company had no supplier who accounted for more than 10% of its total purchases. During the year ended December 31, 2023, the Company had one supplier who accounted for more than 10% of its total purchases.

Recent Accounting pronouncements

Recently issued accounting pronouncements adopted during the year:

In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses of Financial Instruments, which, amends the requirement on the measurement and recognition of expected credit losses for financial assets held. Furthermore, amendments, ASU 2019-10 and ASU 2019-11 provided additional clarification for implementing ASU 2016-13. ASU 2016-13 is effective for the Company beginning January 1, 2023, with early adoption permitted. The Company adopted the standard on January 1, 2023 and included the related disclosures in the consolidated financial statements.

Recently issued accounting pronouncements not yet adopted:

On December 14, the FASB issued, ASU 2023-09, Improvements to Income Tax Disclosures, a final standard on improvements to income tax disclosures. The standard requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. The standard applies to all entities subject to income taxes and is intended to benefit investors by providing more detailed income tax disclosures that would be useful in making capital allocation decisions. For public business entities (PBEs), the new requirements will be effective for annual periods beginning after December 15, 2024. The guidance will be applied on a prospective basis with the option to apply the standard retrospectively. The Company is currently in the process of evaluating the effect of this guidance on its financial statements.

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures”, which requires companies to disclose significant segment expenses and other segment items used by the Chief Operating Decision Maker (“CODM”) on an annual and interim basis as well as provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually. Additionally, the Company will be required to disclose the title and position of the CODM. The new standard is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. This ASU will have no impact on results of operations, cash flows or financial condition.